NOTE PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Note Payable Tables
Summary of notes payable
	Note Payable	Discount	Voluntary Exchange Feature	Note Payable, Net
February 29, 2016 balance	$1,800,000	$(743,282)	$476,402	$1,533,120
Issuance of Notes	150,000	(74,931)	32,496	107,565
Additional debt discount upon Note amendments	75,000	(224,681)	105,586	(44,095)
Amortization of debt discount	-	652,879	-	652,879
Change in fair value of voluntary exchange feature	-	-	(456,868)	(456,868)
August 31, 2016 balance	$2,025,000	$(390,015)	$157,616	$1,792,601

The following table summarizes the notes payable:

	Notes Payable	Discount	Put Exchange Feature	Notes Payable, Net
February 28, 2015 balance	$-	$-	$-	$-
Issuance of Notes	1,800,000	(996,595)	466,387	1,269,792
Amortization of debt discount	-	253,313	-	253,313
Change in fair value	-	-	10,015	10,015
February 29, 2016 balance	$1,800,000	$(743,282)	$476,402	$1,533,120

Fair value measurements
	Note Payable Warrants	Series B Warrants	Additional Unit Private Placement Warrants	Total
Fair value at February 29, 2016	$188,351	$46,110	$-	$234,461
Additions	15,225	-	38,834	54,059
Change in fair value:	(49,874)	(11,875)	-	(61,749)
Fair value at August 31, 2016	$153,702	$34,235	$38,834	$226,771

	Promissory Note, as amended	OID Notes	Total
Fair value, February 29, 2016:	$339,979	$136,423	$476,402
Additions	-	138,082	138,082
Change in fair value:	(265,438)	(191,430)	(456,868)
Fair value, August 31, 2016:	$74,541	$83,075	$157,616

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Notes Payable Warrants	Series B Warrants	Total
Fair value, February 28, 2015:		$273,000	$273,000
Additions	$311,057	-	311,057
Change in fair value:	(122,706)	(226,890)	(349,596)
Fair value, February 29, 2016:	$188,351	$46,110	$234,461

The following table sets forth the changes in the estimated fair value for our Level 3 classified contingent put derivative liability:

	Promissory Note, as amended	OID Notes	Total
Fair value, February 28, 2015:	$-	$-	$-
Additions	331,546	134,841	466,387
Change in fair value:	8,433	1,582	10,015
Fair value, February 29, 2016:	$339,979	$133,259	$476,402